Property and Equipment, Net - Summary of Property and Equipment (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 4,449,442	$ 4,234,994
Accumulated depreciation	(2,286,671)	(2,182,773)
Property and equipment, net	2,162,771	2,052,221
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	3,701,517	3,840,368
Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	443,562	343,835
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 304,363	$ 50,791